BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Foreign Currency Translation and Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Forward contracts | Other income (expense), net
Derivative [Line Items]
Net gains (losses) related to foreign currency gains (losses)	$ 1.1	$ (2.6)	$ (5.8)